Investments in Debt, Equity Securities and Other Investments (Summary of Investments in Debt and Equity Securities) (Parenthetical) (Detail)	Mar. 31, 2018
KDDI Corporation | Marketable equity securities | Equity Securities
Gain (Loss) on Investments [Line Items]
Investment Ownership Percentage	12.95%